TABLE OF CONTENTS

      USAA FAMILY OF FUNDS                                        1
      MESSAGE FROM THE PRESIDENT                                  2
      INVESTMENT REVIEW                                           4
      MESSAGE FROM THE MANAGER                                    5
      FINANCIAL INFORMATION
         Independent Auditors' Report                             7
         Categories and Definitions                               8
         Portfolio of Investments                                 9
         Notes to Portfolio of Investments                       18
         Statement of Assets and Liabilities                     19
         Statement of Operations                                 20
         Statements of Changes in Net Assets                     21
         Notes to Financial Statements                           22









IMPORTANT INFORMATION

Through our ongoing efforts to reduce expenses and respond to shareholder requests, your annual and semiannual report mailings are streamlined. One copy of each report is sent to each address, rather than to every registered owner. For many shareholders and their families, this eliminates duplicate copies, saving paper and postage costs to the Fund.

If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to continue receiving one report per registered account owner, you may request this in writing to:

    USAA Investment Management Company
    Attn: Report Mail
    9800 Fredericksburg Road
    San Antonio, TX 78284-8916

or phone a mutual fund representative at 1-800-531-8448 during business hours.

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA MONEY MARKET FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY (IMCO). IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.

USAA   WITH  THE  EAGLE  IS   REGISTERED   IN  THE  U.S.   PATENT  &   TRADEMARK
OFFICE.(COPYRIGHT)2000, USAA. ALL RIGHTS RESERVED.








USAA FAMILY OF FUNDS SUMMARY

         FUND                                    MINIMUM
       TYPE/NAME           VOLATILITY           INVESTMENT
-------------------------------------------------------------
CAPITAL APPRECIATION
-------------------------------------------------------------
 Aggressive Growth         Very high              $3,000
 Emerging Markets          Very high               3,000
 First Start Growth
  (Registered Trademark)   Moderate to high        3,000
 Gold                      Very high               3,000
 Growth                    Moderate to high        3,000
 Growth & Income           Moderate                3,000
 International             Moderate to high        3,000
 S&P 500(Registered
  Trademark)Index          Moderate                3,000
 Science & Technology      Very high               3,000
 Small Cap Stock           Very high               3,000
 World Growth              Moderate to high        3,000
-------------------------------------------------------------
ASSET ALLOCATION
-------------------------------------------------------------
 Balanced Strategy         Moderate               $3,000
 Cornerstone Strategy      Moderate                3,000
 Growth and Tax
  Strategy                 Moderate                3,000
 Growth Strategy           Moderate to high        3,000
 Income Strategy           Low to moderate         3,000
-------------------------------------------------------------
INCOME - TAXABLE
-------------------------------------------------------------
 GNMA(Registered
  Trademark)               Low to moderate        $3,000
 High-Yield
  Opportunities            High                    3,000
 Income                    Moderate                3,000
 Income Stock              Moderate                3,000
 Intermediate-Term
  Bond                     Low to moderate         3,000
 Short-Term Bond           Low                     3,000
-------------------------------------------------------------
INCOME -TAX EXEMPT
-------------------------------------------------------------
 Long-Term                 Moderate               $3,000
 Intermediate-Term         Low to moderate         3,000
 Short-Term                Low                     3,000
 State Bond Income         Moderate                3,000
-------------------------------------------------------------
MONEY MARKET
-------------------------------------------------------------
 Money Market              Very low               $3,000
 Tax Exempt
  Money Market             Very low                3,000
 Treasury Money
  Market Trust
  (Registered Trademark)   Very low                3,000
 State Money Market        Very low                3,000
-------------------------------------------------------------

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, WHICH ARE DISCUSSED IN THE FUNDS' PROSPECTUSES.

S&P 500(REGISTERED TRADEMARK)IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR USE. THE PRODUCT IS NOT SPONSORED, SOLD, OR PROMOTED BY STANDARD & POOR'S, AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE PRODUCT.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES.

THE INVESTART(REGISTERED TRADEMARK) PROGRAM IS AVAILABLE FOR INVESTORS WITHOUT THE $3,000 INITIAL INVESTMENT REQUIRED TO OPEN AN IMCO MUTUAL FUND ACCOUNT. A MUTUAL FUND ACCOUNT CAN BE OPENED WITH NO INITIAL INVESTMENT IF YOU ELECT TO HAVE MONTHLY AUTOMATIC INVESTMENTS OF AT LEAST $50 FROM A BANK ACCOUNT. INVESTART IS NOT AVAILABLE ON TAX-EXEMPT FUNDS OR THE S&P 500 INDEX FUND. THE MINIMUM INITIAL INVESTMENT FOR IRAS IS $250, EXCEPT FOR THE $2,000 MINIMUM REQUIRED FOR THE S&P 500 INDEX FUND. IRAS ARE NOT AVAILABLE FOR TAX-EXEMPT FUNDS. THE GROWTH AND TAX STRATEGY FUND IS NOT AVAILABLE AS AN INVESTMENT FOR YOUR IRA BECAUSE THE MAJORITY OF ITS INCOME IS TAX EXEMPT.

CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY.


NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL 1-800-531-8181 FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST.













MESSAGE FROM THE PRESIDENT



[PHOTOGRAPH OF PRESIDENT AND VICE CHAIRMAN OF THE BOARD, MICHAEL J.C. ROTH, CFA,
 APPEARS HERE]


-------------------------------------------------------------
SO FAR 2000 HAS BEEN AN UNINSPIRING INVESTMENT YEAR. LOOKING AT VARIOUS MARKET AVERAGES, AN INVESTOR SEES MARKETS THAT ARE CLOSE TO ZERO RETURN, SLIGHTLY DOWN OR SLIGHTLY UP.
-------------------------------------------------------------

The biggest attention-grabber among indices is the Dow Jones Utilities. As reported August 20 in THE NEW YORK TIMES, for the 2000 calendar year it is up 27.53%! If anyone predicted that, I missed it.

Years like this for the broad averages are, in a way, predictable. We know that the S&P 500 Index, for instance, is not likely to take a sudden quantum leap and begin to average 30% return per year. I believe it possibly will return somewhere around 12%. (Please note I am surmising, not guaranteeing.) Another interesting thing about the year 2000 is the number of actively managed funds that are outperforming index funds.

Markets must take breathers like this. Such a pause allows the valuations of securities to become more normal. That means that the relationship of, for instance, a company's earnings per share to the price of a share becomes less extreme. This, in turn, could ultimately allow the expected returns on stocks to resume.

A family of mutual funds has the potential to make this kind of a period easier. Ideally, you can build an asset allocation to express your risk tolerance. Many fixed-income fund returns look very good in a year like this. And even if you don't build such a portfolio, a fund family makes it easy to retreat to safety because of the availability of bond and money market funds.

As you probably know, I am a strong proponent of asset allocation to build a portfolio you can live with. That's because somewhere down the road this market will ignite, and when it does you want to be sure you are there.

Sincerely,


Michael J.C. Roth, CFA
PRESIDENT AND
VICE CHAIRMAN OF THE BOARD



THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST IN THE S&P 500 INDEX.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR MORE COMPLETE INFORMATION ABOUT THE MUTUAL FUNDS MANAGED AND DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.











INVESTMENT REVIEW


USAA MONEY MARKET FUND

OBJECTIVE: Highest income consistent with preservation of capital and the maintenance of liquidity.

TYPES  OF  INVESTMENTS:   Invests  principally  in  high-quality,  U.S.  dollar-
denominated, short-term debt instruments that present minimal credit risk and comply with strict SEC guidelines applicable to money market funds.


--------------------------------------------------------------------------------
                                          7/31/99               7/31/00
--------------------------------------------------------------------------------
  Net Assets                           $3,011.0 Million     $3,427.8 Million
  Net Asset Value Per Share                 $1.00                 $1.00
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/00
--------------------------------------------------------------------------------
         1 YEAR            5 YEARS        10 YEARS         7-DAY YIELD
          5.66%             5.35%           5.04%             6.25%
--------------------------------------------------------------------------------

TOTAL RETURN EQUALS INCOME YIELD AND ASSUMES REINVESTMENT OF ALL DIVIDENDS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.



                             7-DAY YIELD COMPARISON

A chart in the form of a line graph appears here illustrating the comparison of the 7-Day Yield of the USAA Money Market Fund to the iMoneyNet, Inc. Money Fund Averages(Trademark)/First Tier for the period 07/27/1999 through 07/25/2000. The data points from the graph are as follows:

                     USAA MONEY                    IMONEYNET
                     MARKET FUND                    AVERAGE
                     -----------                   ---------
07/27/99                4.78%                        4.38%
08/31/99                4.88%                        4.55%
09/28/99                4.98%                        4.65%
10/26/99                5.08%                        4.76%
11/30/99                5.29%                        4.97%
12/28/99                5.68%                        5.15%
01/25/00                5.41%                        5.10%
02/29/00                5.58%                        5.19%
03/28/00                5.64%                        5.29%
04/25/00                5.75%                        5.39%
05/30/00                6.03%                        5.69%
06/27/00                6.23%                        5.85%
07/25/00                6.25%                        5.90%

DATA REPRESENT THE LAST TUESDAY OF EACH MONTH
ENDING DATE 7/25/00


THE GRAPH TRACKS THE USAA MONEY MARKET FUND'S SEVEN-DAY YIELD AGAINST IMONEYNET, INC. MONEY FUND AVERAGES(TRADEMARK)/FIRST TIER, AN AVERAGE OF FIRST-TIER MAJOR MONEY MARKET FUND YIELDS.









MESSAGE FROM THE MANAGER


[PHOTOGRAPH OF PORTFOLIO MANAGER:  PAMELA BLEDSOE NOBLE, CFA, APPEARS HERE]


CURRENT MARKET CONDITIONS

We have experienced six interest-rate increases since June 1999 as the Federal Reserve (the Fed) has tried to slow the economy to noninflationary growth levels. One of the primary drivers of the strong economic growth was household spending, which has begun to slow. Many believe that the domestic economy can grow at a rate of 3.5% to 4% without posing an inflationary threat. The current forecast for growth is 3.5% to 3.75% for 2000 and 2001. So long as our economy grows within this range, most economists feel the Fed will delay making any further changes in the federal funds rate.

The rising-interest-rate environment had a positive impact on the USAA Money Market Fund yield. Since our report to you one year ago, the seven-day yield has increased from 4.77% to 6.25%. Since money market funds invest in short-term debt instruments, they are well positioned to take advantage of rising interest rates.

STRATEGY

The USAA Money Market Fund is managed to provide the highest degree of liquidity and safety while maintaining a stable net asset value. Money market funds are an integral part of one's investment portfolio with respect to short-term and cash needs. We invest in commercial paper, variable-rate demand notes, and other short-term debt instruments. The mix among these investment vehicles varies based on product availability, cash flows of the Fund, and market conditions.

PERFORMANCE

According to iMoneyNet, Inc., the USAA Money Market Fund was ranked 24 out of 287 when comparing retail money funds for the 12 months ended July 31, 2000. The total return for the Fund was 5.66% compared to an industry average of 5.29%. Past performance is no guarantee of future results.



                                  PORTFOLIO MIX
                                    07/31/00

A pie chart is shown here depicting the Portfolio Mix as of July 31, 2000 of the USAA Money Market Fund to be:

Bonds/Notes - 38.0%; Variable-Rate Demand Notes - 24.9%; Commercial Paper - 24.3%; and CDs - 12.5%.


PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.


YOU WILL FIND A LIST OF THE SECURITIES THAT THE FUND OWNS ON PAGES 9-16.



                        CUMULATIVE PERFORMANCE OF $10,000

A chart  in the  form of a line  graph  appears  here,  illustrating  a  $10,000 hypothetical investment in the USAA Money Market Fund for the period of 07/31/1990 through 07/31/2000. The data points from the graph are as follows:

               USAA MONEY
               MARKET FUND
               -----------

07/31/90        $10,000
01/31/91         10,385
07/31/91         10,703
01/31/92         10,990
07/31/92         11,208
01/31/93         11,390
07/31/93         11,562
01/31/94         11,733
07/31/94         11,938
01/31/95         12,240
07/31/95         12,594
01/31/96         12,945
07/31/96         13,272
01/31/97         13,616
07/31/97         13,973
01/31/98         14,355
07/31/98         14,734
01/31/99         15,114
07/31/99         15,470
01/31/00         15,878
07/30/00         16,346

DATA FROM 7/31/90 THROUGH 7/31/00


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE VALUE OF YOUR INVESTMENT WILL VARY ACCORDING TO THE USAA MONEY MARKET FUND'S PERFORMANCE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO THE FUND'S INVESTMENT REVIEW PAGE.









INDEPENDENT AUDITORS' REPORT


KPMG


The Shareholders and Board of Directors

USAA MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA Money Market Fund, a series of the USAA Mutual Fund, Inc., as of July 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights, presented in note 7 to the financial statements, for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Money Market Fund as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                KPMG LLP

San Antonio, Texas
September 1, 2000









USAA MONEY MARKET FUND
CATEGORIES AND DEFINITIONS
PORTFOLIO OF INVESTMENTS

JULY 31, 2000




FIXED-RATE INSTRUMENTS - consist of bonds and notes. The yield is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

VARIABLE-RATE DEMAND NOTES (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or within 30 days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity for these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO DESCRIPTION ABBREVIATIONS

   CD     Certificate of Deposit         IDB   Industrial Development Board
   COP    Certificate of Participation   MTN   Medium-Term Note
   CP     Commercial Paper               RB    Revenue Bond
   IDA    Industrial Development
            Authority/Agency

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust.

  (LOC)   Enhanced by a bank letter of credit.
  (NBGA)  Enhanced by a nonbank guarantee agreement.









USAA MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
(IN THOUSANDS)

JULY 31, 2000



                                                      COUPON
  PRINCIPAL                                         OR DISCOUNT
    AMOUNT            SECURITY                         RATE        MATURITY       VALUE
------------------------------------------------------------------------------------------
                         FIXED-RATE INSTRUMENTS (41.1%)

            ASSET-BACKED SECURITIES
  $25,000   Windmill Funding Corp., CP (LOC) (a),(b)   6.52%       9/21/2000    $   24,769
------------------------------------------------------------------------------------------

            AUTOMOBILES
   20,600   Chrysler Financial Corp., MTN              5.25        5/04/2001        20,369
------------------------------------------------------------------------------------------

            BANKS - MAJOR REGIONAL
   30,000   Bank One N.A., IL, MTN                     6.20       10/18/2000        29,997
   35,000   First Union National Bank, CD              6.81        8/29/2000        35,000
   25,000   Household Bank, Notes                      6.66       10/24/2000        25,000
   45,000   Long Lane Master Trust IV, CP (a),(b),(c)  6.68        9/06/2000        44,700
   20,000   Marshall & Isley Bank Fox Valley, WI, MTN  6.36       10/26/2000        19,999
   25,000   MBNA America Bank, N.A., CD                6.62        8/03/2000        25,000
   35,000   MBNA America Bank, N.A., CD                6.71        8/14/2000        35,000
   25,000   Mercantile Safe Deposit & Trust, CD        7.10        8/01/2001        25,000
   50,000   Monogram Credit Card Bank of GA, CD
             (NBGA)                                    6.66       10/23/2000        50,000
   50,000   National Bank of Canada, CD                7.09        7/20/2001        49,991
   20,000   Zions Bancorp, CP                          6.68        8/29/2000        19,896
   35,000   Zions Bancorp, CP                          6.75        8/30/2000        34,810
   30,000   Zions Bancorp, CP                          6.69        9/13/2000        29,760
------------------------------------------------------------------------------------------
                                                                                   424,153
------------------------------------------------------------------------------------------

            BANKS - MONEY CENTER
   50,000   Deutsche Bank AG, CD                       6.72        2/09/2001        49,990
   25,000   UBS, Yankee CD                             7.23        6/12/2001        24,994
   25,000   Westpac Banking Corp., Notes               6.02        9/15/2000        24,998
------------------------------------------------------------------------------------------
                                                                                    99,982
------------------------------------------------------------------------------------------

            COMPUTER - HARDWARE
   10,650   IBM Corp., MTN                             6.04        8/07/2000        10,650
------------------------------------------------------------------------------------------

            ELECTRIC UTILITIES
   25,000   National Rural Utilities Corp., CP         6.07        9/19/2000        24,794
   22,500   National Rural Utilities Corp., CP         6.07        9/20/2000        22,310
   25,000   National Rural Utilities Corp., CP         6.20       10/02/2000        24,733
------------------------------------------------------------------------------------------
                                                                                    71,837
------------------------------------------------------------------------------------------

            ELECTRIC/GAS UTILITIES - MUNICIPAL
   17,880   Nebraska State Public Power District,
             Series B, CP                              6.75        8/09/2000        17,880
------------------------------------------------------------------------------------------

            ELECTRICAL EQUIPMENT
   31,800   Allied-Signal, Inc., Notes                 6.75        8/15/2000        31,809
------------------------------------------------------------------------------------------

            FINANCE - CONSUMER
   41,510   Associates Corp. of North America,
             Senior Notes                              5.85        1/15/2001        41,384
   55,874   Countrywide Home Loans, Inc., CP           6.55        8/01/2000        55,874
   45,749   Countrywide Home Loans, Inc., CP           6.66        8/01/2000        45,749
   14,000   Ford Motor Credit Co., Notes               6.85        8/15/2000        14,006
   13,000   Ford Motor Credit Co., Global Notes        6.25       11/08/2000        12,998
   30,000   Ford Motor Credit, MTN                     7.06        6/06/2001        30,022
   24,500   Washington Mutual Finance., CP             6.69        8/08/2000        24,468
   25,000   Washington Mutual Finance., CP             6.71        8/09/2000        24,963
   20,000   Washington Mutual Finance., CP             6.74        8/10/2000        19,966
------------------------------------------------------------------------------------------
                                                                                   269,430
------------------------------------------------------------------------------------------

            FINANCE - DIVERSIFIED
   25,000   General Electric Capital Corp., MTN,
             Series A                                  7.38        5/23/2001        25,000
   45,000   Heller Financial, Inc., CP                 6.63        9/14/2000        44,635
   45,000   Heller Financial, Inc., CP                 6.60        9/28/2000        44,522
------------------------------------------------------------------------------------------
                                                                                   114,157
------------------------------------------------------------------------------------------

            HEALTH CARE - HMOS
   42,258   Trigon Healthcare, Inc., CP (a),(b)        6.67        8/16/2000        42,141
   17,466   Trigon Healthcare, Inc., CP (a),(b)        6.59        9/14/2000        17,325
------------------------------------------------------------------------------------------
                                                                                    59,466
------------------------------------------------------------------------------------------

            LEASING
   50,000   PHH Corp., CP                              6.71        8/03/2000        49,981
   28,800   PHH Corp., CP                              6.66        8/16/2000        28,720
   25,000   PHH Corp., CP                              6.66        8/17/2000        24,926
   40,000   Wheels, Inc., CP (a),(b)                   6.71        8/08/2000        39,948
------------------------------------------------------------------------------------------
                                                                                   143,575
------------------------------------------------------------------------------------------

            MACHINERY - DIVERSIFIED
    6,000   Caterpillar Financial Services, MTN,
             Series E                                  6.95       11/01/2000         6,005
   20,000   Caterpillar Financial Services, MTN,
             Series F                                  6.66       11/15/2000        20,003
------------------------------------------------------------------------------------------
                                                                                    26,008
------------------------------------------------------------------------------------------

            SERVICES - COMPUTER SYSTEMS
   46,100   Computer Sciences Corp., CP (a),(b)        6.65        8/02/2000        46,091
------------------------------------------------------------------------------------------

            TELECOMMUNICATIONS - LONG DISTANCE
   25,000   AT&T Capital Corp., CP (a),(b)             7.09        7/13/2001        25,000
------------------------------------------------------------------------------------------

            TELEPHONES
   21,955   GTE Corp., Debentures                      9.38       12/01/2000        22,148
------------------------------------------------------------------------------------------
            Total fixed-rate instruments (cost: $1,407,324)                      1,407,324
------------------------------------------------------------------------------------------

                             PUT BONDS (12.3%)

            ELECTRIC UTILITIES
   69,700   IDA of New Hampshire, Pollution Control RB,
             Series E (LOC)                            6.75        5/01/2021        69,700
   65,000   IDB of Columbia, AL, RB, Series 1997
             (NBGA)(b)                                 6.69       11/01/2021        65,000
------------------------------------------------------------------------------------------
                                                                                   134,700
------------------------------------------------------------------------------------------

            ELECTRICAL EQUIPMENT
   24,375   Allied-Signal, Inc.,
             Dealer Remarketable Notes (NBGA)          5.75        3/15/2011        24,216
------------------------------------------------------------------------------------------

            HOSPITALS
   16,250   Metrocrest, TX, Hospital Auth., RB,
             Series 1989B (LOC)                        6.66        8/01/2008        16,247
------------------------------------------------------------------------------------------

            NURSING/CONTINUING CARE CENTERS
   10,000   Colorado Health Facilities Auth., RB,
             Series 1996C (LOC)                        6.55       11/01/2026        10,000
------------------------------------------------------------------------------------------

            OIL - DOMESTIC INTEGRATED
   40,000   IDA of California, Pollution Control RB,
             Series 1996 (NBGA)(b)                     6.61        9/13/2000        40,000
------------------------------------------------------------------------------------------

            OIL & GAS - REFINING/MANUFACTURING
   25,000   IDA of Gulf Coast, RB, Series 1998 (LOC)   6.67        8/01/2028        25,000
   26,000   IDA of Gulf Coast, RB, Series 1998 (LOC)   6.68        8/01/2028        26,000
   45,000   IDB of the Parish of Calcasieu, LA, Inc.,
             Environmental RB, Series 1996 (LOC)       6.71        9/12/2000        45,000
   30,215   Port Arthur, TX Navigation District, RB,
             Series 1998 (NBGA)(b)                     6.80        6/01/2018        30,215
------------------------------------------------------------------------------------------
                                                                                   126,215
------------------------------------------------------------------------------------------

            SPECIAL ASSESSMENT/TAX/FEE
   70,200   Anaheim, CA, COP (LOC)                     6.63       12/01/2022        70,200
------------------------------------------------------------------------------------------
            Total put bonds (cost: $421,578)                                       421,578
------------------------------------------------------------------------------------------

                   VARIABLE-RATE DEMAND NOTES (24.9%)

            ASSET-BACKED SECURITIES
   13,409   Capital One Funding Corp., Notes,
             Series 1995C (LOC)                        6.70       10/01/2015        13,409
   22,457   Capital One Funding Corp., Notes,
             Series 1996E (LOC)                        6.70        7/02/2018        22,457
   19,000   Cornerstone Funding Corp. I,
             Series 2000A (LOC)                        6.65        4/01/2020        19,000
------------------------------------------------------------------------------------------
                                                                                    54,866
------------------------------------------------------------------------------------------

            AUTOMOBILES
    8,110   Columbus, GA, Development Auth., RB (LOC)  6.70        9/01/2013         8,110
------------------------------------------------------------------------------------------

            AUTO PARTS
   14,400   Alabama IDA, RB (Rehau Project) (LOC)      6.78       10/01/2019        14,400
    9,255   Bardstown, KY, RB, Series 1994 (LOC)       6.67        6/01/2024         9,255
   11,275   Bardstown, KY, RB, Series 1995 (LOC)       6.67        3/01/2025        11,275
------------------------------------------------------------------------------------------
                                                                                    34,930
------------------------------------------------------------------------------------------

            BEVERAGES - ALCOHOLIC
   10,390   J. J. Taylor Co., Inc., Bonds,
             Series 1997 (LOC)                         6.70        8/02/2004        10,390
------------------------------------------------------------------------------------------

            BEVERAGES - NONALCOHOLIC
   20,000   T3 Holdings, Inc., Bonds (LOC)             6.62        5/01/2008        20,000
------------------------------------------------------------------------------------------

            BROADCASTING - RADIO & TV
   41,300   New Jersey Economic Development Auth.,
             RB (NBGA) (b)                             6.62       10/01/2021        41,300
------------------------------------------------------------------------------------------

            BUILDINGS
    7,300   San Bernardino County, CA, COP (LOC)       6.82       11/01/2025         7,300
------------------------------------------------------------------------------------------

            ELECTRIC UTILITIES
   23,050   Sempra Energy Employee Stock Trust,
             Senior Notes (NBGA) (b)                   6.72       11/01/2014        23,050
------------------------------------------------------------------------------------------

            ELECTRICAL EQUIPMENT
   14,000   Mississippi Business Finance Corp., RB,
             Series 1998 (NBGA) (b)                    6.62        2/01/2023        14,000
------------------------------------------------------------------------------------------

            FINANCE - DIVERSIFIED
   16,525   KBL Capital Fund, Inc., Installment #1,
             Notes, Series A (LOC)                     6.67        5/01/2027        16,525
------------------------------------------------------------------------------------------

            GAMING COMPANIES
   21,000   Detroit, MI, Economic Development Corp.,
             RB, Series 1999A (LOC)                    6.67        5/01/2009        21,000
   41,830   Detroit, MI, Economic Development Corp.,
             RB, Series 1999C (LOC)                    6.69        5/01/2009        41,830
------------------------------------------------------------------------------------------
                                                                                    62,830
------------------------------------------------------------------------------------------

            GENERAL OBLIGATIONS
   15,245   San Bernardino County, CA, COP, (Glen
             Helen Project), Series 1995D (LOC)        6.62        3/01/2024        15,245
------------------------------------------------------------------------------------------

            HEALTH CARE - SPECIALIZED SERVICES
   13,545   American Health Care Centers, Inc.,
             Notes (LOC)                               6.73        2/01/2019        13,545
    6,100   Mason City Clinic, P.C., IA, Bonds,
             Series 1992 (LOC)                         6.68        9/01/2022         6,100
    7,915   Navigator Ventures, L.L.C., Notes,
             Series 1997 (LOC)                         6.67        5/01/2027         7,915
------------------------------------------------------------------------------------------
                                                                                    27,560
------------------------------------------------------------------------------------------

            HOME FURNISHINGS & APPLIANCES
   16,200   Mississippi Business Finance Corp.,
             RB (LOC)                                  6.69        6/01/2015        16,200
------------------------------------------------------------------------------------------

            HOSPITALS
   19,500   Crouse Health Hospital, Inc., RB,
             Series 1996 (LOC)                         6.70        7/01/2017        19,500
   15,300   Dome Corp., Bonds, Series 1991 (LOC)       6.70        8/31/2016        15,300
   11,700   Indiana Health Facility Financing Auth.,
             RB (LOC)                                  6.67        1/01/2019        11,700
   15,000   Infirmary Health Systems Special Care,
              RB (LOC)                                 6.70        1/01/2024        15,000
------------------------------------------------------------------------------------------
                                                                                    61,500
------------------------------------------------------------------------------------------

            LEISURE TIME
    8,870   Fox Valley Ice Arena, IL, RB,
             Series 1997 (LOC)                         6.67        7/01/2027         8,870
   13,910   Greenville, SC, Memorial Auditorium
             District Public Facilities COP,
             Series 1996C (LOC)                        6.70        9/01/2014        13,910
------------------------------------------------------------------------------------------
                                                                                    22,780
------------------------------------------------------------------------------------------

            LODGING/HOTEL
   16,275   Central Michigan Inns, RB,
             Series 1998A (LOC)                        6.65       11/01/2028        16,275
------------------------------------------------------------------------------------------

            MANUFACTURING - DIVERSIFIED INDUSTRIES
   12,500   HHH Investment Co., RB, Series 1999 (LOC)  6.70        7/01/2029        12,500
------------------------------------------------------------------------------------------

            MANUFACTURING - SPECIALIZED
   14,104   Loma Co. L.L.C. Floating Rate,
             Option Notes (LOC)                        6.70       12/01/2008        14,104
   12,250   Savannah, GA, Economic Development
             Auth., RB, Series 1998 (LOC)              6.71        6/01/2018        12,250
    9,340   Southland Tube, Inc., Notes,
              Series 1999 (LOC)                        6.69        6/01/2010         9,340
------------------------------------------------------------------------------------------
                                                                                    35,694
------------------------------------------------------------------------------------------

            MULTIFAMILY HOUSING
   11,920   Arbor Station IV, L.L.C., Notes,
              Series 1999A (LOC)                       6.65        2/01/2024        11,920
------------------------------------------------------------------------------------------

            NURSING/CONTINUING CARE CENTERS
   22,115   Chestnut Partnership, Bonds (LOC)          6.68        1/01/2029        22,115
   28,855   Lincolnwood Funding Corp., RB,
             Series 1995A (LOC)                        6.70        8/01/2015        28,855
    9,975   Missouri Health and Educational
             Facilities Auth., RB, Series 1996B (LOC)  6.68       12/01/2016         9,975
------------------------------------------------------------------------------------------
                                                                                    60,945
------------------------------------------------------------------------------------------

            PAPER & FOREST PRODUCTS
   14,240   Bancroft Bag, Inc., Notes,
             Series 1998 (LOC)                         6.70       11/01/2008        14,240
   13,205   Mac Papers, Inc., Demand Bonds (LOC)       6.70        8/03/2015        13,205
    9,400   Tim-Bar Corp., RB, Series 1998 (LOC)       6.75        9/01/2010         9,400
    9,900   Willacoochie, GA, Development Auth., RB,
             Series 1997 (LOC)                         6.62        5/01/2027         9,900
------------------------------------------------------------------------------------------
                                                                                    46,745
------------------------------------------------------------------------------------------

            REAL ESTATE - OTHER
   14,715   First Illinois Funding Corp. Project,
             RB, Series 1996 (LOC)                     6.67        9/01/2026        14,715
   14,220   HGR-1, L.L.C., Notes, Series 1996 (LOC)    6.65        9/15/2046        14,220
   10,925   Houston County, GA, IDA, RB (LOC)          6.74        8/01/2012        10,925
   12,000   JPV Capital L.L.C., Notes (LOC)            6.65       12/01/2039        12,000
   33,900   LAM Funding L.L.C., Notes, Series A (LOC)  6.67       12/15/2027        33,900
   24,510   Mayfair At Great Neck, NY, Bonds,
             Series 1997 (LOC)                         6.85        1/01/2023        24,510
    6,650   Physicians Real Estate, L.L.P., Notes,
             Series 1998 (LOC)                         6.68        2/01/2018         6,650
   10,085   Pierce Memorial Baptist Home, Inc., Bonds,
             Series 1999 (LOC)                         6.68       10/01/2028        10,085
   11,400   PRA at Glenwood Hills Corporate Centre,
             L.L.C., Notes, Series 1997 (LOC)          6.67        8/01/2027        11,400
   13,710   Sbar Piperno Co., RB, Series 1998 (LOC)    6.70        9/01/2012        13,710
    7,960   Shepherd Capital, L.L.C., Notes,
              Series 1997 (LOC)                        6.65        7/15/2047         7,960
------------------------------------------------------------------------------------------
                                                                                   160,075
------------------------------------------------------------------------------------------

            RETAIL - DEPARTMENT STORES
   15,310   Belk, Inc., RB, Series 1998 (LOC)          6.70        7/01/2008        15,310
------------------------------------------------------------------------------------------

            SPECIAL ASSESSMENT/TAX/FEE
   18,900   County of Cuyahoga, OH, RB,
             Series 1992B (LOC)                        6.70        6/01/2022        18,900
------------------------------------------------------------------------------------------

            TEXTILES - HOME FURNISHINGS
   10,000   Alabama IDA, RB (Fieldcrest Project)
             (LOC)                                     6.65        7/01/2021        10,000
------------------------------------------------------------------------------------------

            WASTE MANAGEMENT
   12,000   Texas Disposal Systems, Inc., Notes (LOC)  6.67        5/01/2012        12,000
------------------------------------------------------------------------------------------

            WATER/SEWER UTILITIES - MUNICIPAL
   18,040   Hesperia, CA, Public Financing Auth., RB,
             Series 1998A (LOC)                        6.77        6/01/2026        18,040
------------------------------------------------------------------------------------------
            Total variable-rate demand notes (cost: $854,990)                      854,990
------------------------------------------------------------------------------------------

                          ADJUSTABLE-RATE NOTES (21.4%)

            AGRICULTURAL PRODUCTS
   25,000   Cargill, Inc., MTN (b)                     6.82        3/12/2001        25,008
------------------------------------------------------------------------------------------

            BANKS - MAJOR REGIONAL
   30,000   American Express Centurion Bank, Notes     6.58        3/29/2001        29,998
   30,000   Comerica Bank N.A., Notes                  6.56        4/20/2001        29,992
   30,000   Comerica Bank N.A., Notes                  6.58        6/07/2001        29,990
   40,000   Key Bank N.A., MTN                         6.58        6/05/2001        39,983
   50,000   National Bank of Commerce, CD              6.97        9/05/2000        50,002
   25,000   National Bank of Commerce, CD              6.83        9/18/2000        25,000
   20,000   National Bank of Commerce, CD              6.73        7/20/2001        20,009
   25,000   Southtrust Bank N.A., Notes                6.64       11/08/2000        24,997
   34,000   Zions Bancorp Senior Notes (b)             6.97       10/27/2000        34,000
------------------------------------------------------------------------------------------
                                                                                   283,971
------------------------------------------------------------------------------------------

            BANKS - MONEY CENTER
   40,000   Societe Generale, CD                       6.61       11/09/2000        39,991
------------------------------------------------------------------------------------------

            ELECTRIC UTILITIES
   15,000   National Rural Utilities Corp., MTN,
             Series C                                  6.65        8/02/2000        15,000
------------------------------------------------------------------------------------------

            FINANCE - CONSUMER
   35,000   American Honda Finance Corp., MTN (b)      6.62        2/08/2001        34,998
   25,000   American Honda Finance Corp., MTN (b)      6.80        6/12/2001        25,000
   15,000   American Honda Finance Corp., MTN (b)      6.78        6/19/2001        15,000
   30,000   Associates Corp. of North America, Notes   6.53        3/16/2001        29,989
   30,000   Ford Motor Credit Co., MTN                 6.77       10/02/2000        29,997
   25,000   Household Finance Corp., MTN               6.86        8/14/2000        25,000
   25,000   Household Finance Corp., MTN               6.75        3/29/2001        25,000
   25,000   Household Finance Corp., MTN               6.72        7/20/2001        24,984
------------------------------------------------------------------------------------------
                                                                                   209,968
------------------------------------------------------------------------------------------

            NATURAL GAS UTILITIES
   25,000   Northern Illinois Gas Co. Senior Notes (b) 6.78        1/29/2001        25,000
------------------------------------------------------------------------------------------

            OIL - INTERNATIONAL INTEGRATED
   30,000   Texaco Capital, Inc., MTN, Series 1999     6.65        2/12/2001        29,986
------------------------------------------------------------------------------------------

            TELECOMMUNICATIONS - LONG DISTANCE
   30,000   AT&T Corp., CP Notes (a),(b)               6.57        3/08/2001        29,997
   25,000   AT&T Corp., CP Notes (a),(b)               6.75        7/13/2001        25,000
------------------------------------------------------------------------------------------
                                                                                    54,997
------------------------------------------------------------------------------------------

            TELEPHONES
   50,000   GTE Corp., Debentures                      6.76        1/05/2001        49,983
------------------------------------------------------------------------------------------
            Total adjustable-rate notes (cost: $733,904)                           733,904
------------------------------------------------------------------------------------------
            Total investments (cost: $3,417,796)                                $3,417,796
==========================================================================================




                       PORTFOLIO SUMMARY BY CONCENTRATION
                       ----------------------------------

            Banks - Major Regional                              20.7%
            Finance - Consumer                                  14.0
            Electric Utilities                                   7.1
            Real Estate - Other                                  4.7
            Leasing                                              4.2
            Banks - Money Center                                 4.1
            Finance - Diversified                                3.8
            Oil & Gas - Refining/Manufacturing                   3.7
            Special Assessment/Tax/Fee                           2.6
            Asset-Backed Securities                              2.3
            Hospitals                                            2.3
            Telecommunications - Long Distance                   2.3
            Nursing/Continuing Care Centers                      2.1
            Telephones                                           2.1
            Electrical Equipment                                 2.0
            Gaming Companies                                     1.8
            Health Care - HMOs                                   1.7
            Paper & Forest Products                              1.4
            Services - Computer Systems                          1.3
            Broadcasting - Radio & TV                            1.2
            Oil - Domestic Integrated                            1.2
            Auto Parts                                           1.0
            Manufacturing - Specialized                          1.0
            Other                                               11.1
                                                                ----
            Total                                               99.7%
                                                                ====









USAA MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS

JULY 31, 2000


GENERAL NOTES

Values of securities  are  determined by procedures  and practices  discussed in note 1 to the financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets.

SPECIFIC NOTES

(a) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

(b) Security is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by the Rule 144A, and as such is generally deemed by the Manager to be liquid under guidelines established by the Board of Directors.

(c) Illiquid security valued using methods determined by the Fund's investment manager under the general supervision of the Board of Directors. At July 31, 2000, this security represented 1.3% of the Fund's net assets.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

JULY 31, 2000



ASSETS
   Investments in securities                                        $3,417,796
   Cash                                                                 26,857
   Receivables:
      Capital shares sold                                                6,322
      Interest                                                          24,085
                                                                    ----------
         Total assets                                                3,475,060
                                                                    ----------
LIABILITIES
   Securities purchased                                                 25,000
   Capital shares redeemed                                              20,505
   USAA Investment Management Company                                      552
   USAA Transfer Agency Company                                            483
   Accounts payable and accrued expenses                                   292
   Dividends on capital shares                                             408
                                                                    ----------
         Total liabilities                                              47,240
                                                                    ----------
            Net assets applicable to capital shares outstanding     $3,427,820
                                                                    ==========
REPRESENTED BY:
   Paid-in capital                                                  $3,427,820
                                                                    ==========
   Capital shares outstanding                                        3,427,820
                                                                    ==========
   Authorized shares of $.01 par value                               4,700,000
                                                                    ==========
   Net asset value, redemption price, and offering price per share  $     1.00
                                                                    ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA MONEY MARKET FUND
STATEMENT OF OPERATIONS
(IN THOUSANDS)

YEAR ENDED JULY 31, 2000


Net investment income:
   Interest income                                     $194,292
                                                       --------
   Expenses:
      Management fees                                     7,744
      Transfer agent's fees                               5,473
      Custodian's fees                                      834
      Postage                                               698
      Shareholder reporting fees                            296
      Directors' fees                                         4
      Registration fees                                     169
      Professional fees                                      87
      Other                                                  52
                                                       --------
         Total expenses before reimbursement             15,357
      Expenses reimbursed                                  (586)
                                                       --------
         Total expenses after reimbursement              14,771
                                                       --------
            Net investment income                      $179,521
                                                       ========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

YEARS ENDED JULY 31,


                                                       2000             1999
                                                  ------------------------------
From operations:
   Net investment income                          $   179,521       $   134,940
                                                  ------------------------------
Distributions to shareholders from:
   Net investment income                             (179,521)         (134,940)
                                                  ------------------------------
From capital share transactions:
   Proceeds from shares sold                        5,546,163         4,461,879
   Reinvested dividends                               173,763           130,534
   Cost of shares redeemed                         (5,303,119)       (4,072,873)
                                                  ------------------------------
      Increase in net assets from capital share
         transactions                                 416,807           519,540
                                                  ------------------------------
Net increase in net assets                            416,807           519,540
Net assets:
   Beginning of period                              3,011,013         2,491,473
                                                  ------------------------------
   End of period                                  $ 3,427,820       $ 3,011,013
                                                  ==============================
Change in shares outstanding:
   Shares sold                                      5,546,163         4,461,879
   Shares issued for dividends reinvested             173,763           130,534
   Shares redeemed                                 (5,303,119)       (4,072,873)
                                                  ------------------------------
      Increase in shares outstanding                  416,807           519,540
                                                  =============================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.









USAA MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS

JULY 31, 2000


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 13 separate funds. The information presented in this annual report pertains only to the USAA Money Market Fund (the Fund). The Fund's investment objective is the highest income consistent with preservation of capital and maintenance of liquidity. USAA Investment Management Company (the Manager) attempts to achieve this objective by investing the Fund's assets in high-quality, U.S. dollar-denominated, short-term debt instruments that present minimal credit risk and comply with strict Securities and Exchange Commission (SEC) guidelines applicable to money market funds.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 of the Securities and Exchange Commission, securities in the Fund are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

2. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the Manager under the general supervision of the Board of Directors.

B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities.

D. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT

The Fund participates with other USAA funds in three joint short-term revolving loan agreements totaling $850 million, two with USAA Capital Corporation (CAPCO), an affiliate of the Manager ($250 million committed and $500 million uncommitted), and one with Bank of America ($100 million committed). The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

Subject to availability under both agreements with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreements, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under any of these agreements during the year ended July 31, 2000.

(3) DISTRIBUTIONS

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities for the year ended July 31, 2000, were $20,248,350,000 and $19,865,498,000, respectively.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - USAA Investment Management Company carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are computed at .24% of its annual average net assets.

The Manager has  voluntarily  agreed to limit the annual expenses of the Fund to
 .46% of its annual average net assets through December 1, 2000, and accordingly has waived a portion of its management fee. Prior to December 1, 1999, the limitation was .45% of the Fund's annual average net assets.

B. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $28.50 per shareholder account plus out-of-pocket expenses.

C. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

USAA Investment Management Company is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At July 31, 2000, the Association and its affiliates owned 1,639,000 shares (.05%) of the Fund.

Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:


                                                     YEAR ENDED JULY 31,
                              ---------------------------------------------------------------
                                  2000         1999        1998          1997         1996
                              ---------------------------------------------------------------
Net asset value at
   beginning of period        $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
Net investment income                .05          .05          .05          .05          .05
Distributions from net
   investment income                (.05)        (.05)        (.05)        (.05)        (.05)
                              ---------------------------------------------------------------
Net asset value at
   end of period              $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                              ===============================================================
Total return (%) *                  5.66         4.95         5.45         5.28         5.41
Net assets at end
   of period (000)            $3,427,820   $3,011,013   $2,491,473   $2,161,691   $1,828,749
Ratio of expenses to
   average net assets (%)            .46(a)       .45          .45          .45          .45
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)                .48          .48          .48          .49          .51
Ratio of net investment
   income to average
   net assets (%)                   5.56         4.83         5.32         5.16         5.27


  * ASSUMES REINVESTMENT OF ALL DIVIDEND INCOME DISTRIBUTIONS DURING THE PERIOD.
(a) EFFECTIVE  DECEMBER 1, 1999,  THE  MANAGER  VOLUNTARILY  AGREED TO LIMIT THE
    FUND'S EXPENSE RATIO TO .46% OF THE FUND'S AVERAGE ANNUAL NET ASSETS.
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DIRECTORS
Robert G. Davis, CHAIRMAN OF THE BOARD
Michael J.C. Roth, VICE CHAIRMAN OF THE BOARD
Barbara B. Dreeben
Robert L. Mason
David G. Peebles
Michael F. Reimherr
Laura T. Starks
Richard A. Zucker

INVESTMENT ADVISER, UNDERWRITER, AND DISTRIBUTOR
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, Texas 78288

TRANSFER AGENT                           LEGAL COUNSEL
USAA Shareholder Account Services        Goodwin, Procter & Hoar LLP
9800 Fredericksburg Road                 Exchange Place
San Antonio, Texas 78288                 Boston, Massachusetts 02109

CUSTODIAN                                INDEPENDENT AUDITORS
State Street Bank and Trust Company      KPMG LLP
P.O. Box 1713                            112 East Pecan, Suite 2400
Boston, Massachusetts 02105              San Antonio, Texas 78205

TELEPHONE ASSISTANCE HOURS               INTERNET ACCESS
Call toll free - Central Time            usaa.com(Service Mark)
Monday - Friday 6:00 a.m. to 10:00 p.m.
Saturdays 8:30 a.m. to 5:00 p.m.
Sundays 11:30 a.m. to 8:00 p.m.

FOR ADDITIONAL INFORMATION ON MUTUAL FUNDS
1-800-531-8181, (in San Antonio) 456-7200
For account servicing, exchanges, or redemptions
1-800-531-8448, (in San Antonio) 456-7202

RECORDED MUTUAL FUND PRICE QUOTES
24-hour service (from any phone)
1-800-531-8066, (in San Antonio) 498-8066

MUTUAL FUND USAA TOUCHLINE(REGISTERED TRADEMARK)
(from touch-tone phones only)
For account balance, last transaction, fund prices, or to exchange or redeem fund shares
1-800-531-8777, (in San Antonio) 498-8777